Property and equipment (Details) - EUR (€) € in Thousands	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Property and equipment, net
Property, plant and equipment at beginning of period	€ 8,810	€ 9,570
Property, plant and equipment at end of period	17,691	8,810
Capitalized expenditure	9,779
Cost
Property and equipment, net
Property, plant and equipment at beginning of period	22,317	20,462
Additions	11,740	1,896
Disposals		(40)
Property, plant and equipment at end of period	34,057	22,317
Accumulated depreciation and impairment
Property and equipment, net
Property, plant and equipment at beginning of period	(13,507)	(10,892)
Disposals		7
Depreciation charge of the year	2,859	2,622
Property, plant and equipment at end of period	(16,366)	(13,507)
Construction in progress
Property and equipment, net
Property, plant and equipment at end of period	9,779
Construction in progress | Cost
Property and equipment, net
Additions	9,779
Property, plant and equipment at end of period	9,779
Leasehold improvements
Property and equipment, net
Property, plant and equipment at beginning of period	4,597	5,633
Property, plant and equipment at end of period	3,862	4,597
Leasehold improvements | Cost
Property and equipment, net
Property, plant and equipment at beginning of period	9,798	9,713
Additions	424	85
Property, plant and equipment at end of period	10,222	9,798
Leasehold improvements | Accumulated depreciation and impairment
Property and equipment, net
Property, plant and equipment at beginning of period	(5,201)	(4,080)
Depreciation charge of the year	1,159	1,121
Property, plant and equipment at end of period	(6,360)	(5,201)
Other fixed assets and office equipment
Property and equipment, net
Property, plant and equipment at beginning of period	4,213	3,937
Property, plant and equipment at end of period	4,050	4,213
Other fixed assets and office equipment | Cost
Property and equipment, net
Property, plant and equipment at beginning of period	12,520	10,749
Additions	1,537	1,811
Disposals		(40)
Property, plant and equipment at end of period	14,057	12,520
Other fixed assets and office equipment | Accumulated depreciation and impairment
Property and equipment, net
Property, plant and equipment at beginning of period	(8,306)	(6,812)
Disposals		7
Depreciation charge of the year	1,700	1,501
Property, plant and equipment at end of period	€ (10,006)	€ (8,306)